[SHIP LOGO VANGUARD/(R)/


VANGUARD(R) VARIABLE INSURANCE FUND

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006


IMPORTANT CHANGE TO VANGUARD VARIABLE INSURANCE FUND--DIVERSIFIED
VALUE PORTFOLIO
The Average Annual Total Returns table for the Vanguard Variable Insurance Fund--Diversified Value Portfolio is replaced with the following:

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AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                              1 YEAR       5 YEAR      SINCE
                                                                  INCEPTION(/1/)
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DIVERSIFIED VALUE PORTFOLIO                     7.61%        7.99%         7.14%
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COMPARATIVE INDEXES(reflect no deduction for fees or expenses)
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   Russell 1000 Value Index                     7.05         5.28          6.04
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   Standard & Poor's 500/Barra Value Index(2)   6.33         2.53          4.68
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1 Since-inception returns are from February 8, 1999--the inception date of the
  Portfolio--through December 31, 2005.
2 Effective June 30, 2006, the Standard & Poor's 500/Barra Value Index was discontinued.




(C)2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSB64 102006